INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accrued warranty costs	$ 14,942	$ 8,699
Bad debt allowance	12,175	3,218
Inventory write-down	1,404	3,121
Future deductible expenses	24,910	24,454
Depreciation and impairment difference of property, plant and equipment and solar power systems	24,561	30,138
Accrued liabilities related to antidumping, countervailing and other duty costs and true-up charges	39	406
Government subsidies	39,470	16,461
Net operating losses carry-forward	110,012	85,850
Unrealized foreign exchange loss and capital loss	491	1,221
Interest limitation	10,800	1,956
Others	47,690	30,958
Total deferred tax assets, gross	286,494	206,482
Valuation allowance	(45,682)	(50,118)
Total deferred tax assets, net of valuation allowance	240,812	156,364
Deferred tax liabilities:
Derivative assets	2,153	996
Depreciation difference of property, plant and equipment	27,776	17,027
Insurance recoverable	32	785
Unrealized foreign exchange gain	3,452	10,746
Others	19,046	5,234
Total deferred tax liabilities	52,459	34,788
Analysis as:
Deferred tax assets	236,503	170,656
Deferred tax liabilities	(48,150)	(49,080)
Net deferred tax assets	188,353	121,576
Accumulated net operating losses	700,667
Accumulated net operating losses subject to expiration between 2021 and 2040	398,744
Allowance
Deferred tax assets:
Valuation allowance	$ (45,682)	$ (50,118)	$ (70,627)	$ (76,522)